Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes Payable {1}
Debt
3.	Debt

In June 2012 the Company entered into a secured note agreement with Fairhills Capital Offshore Ltd., a Cayman Islands exempted company (“Fairhills”), in the principal amount of $50,000 at an annual interest rate of 2% (the "Note"). Principal and accrued and unpaid interest was due on December 24, 2012, which was verbally extended until December 24, 2013.  The Note is secured by 3,750,000 shares of Common Stock owned by Dan Ferris, our President and sole director.  On November 12, 2012, Fairhills transferred all rights and obligations under the Note to Deer Valley Management, LLC ("Deer Valley").  In March 2013, the Company paid $25,000 to Fairhills to pay down the outstanding balance on its loan.

Notes Payable,
6.	Notes Payable

In June 2012 the Company entered into a secured note agreement with Fairhills Capital Offshore Ltd., a Cayman Islands exempted company (“Fairhills”), in the principal amount of $50,000 at an annual interest rate of 2%. Principal and accrued and unpaid interest was due on December 24, 2012, which was verbally extended until December 24, 2013.  The Note is secured by 3,750,000 shares of Common Stock owned by Dan Ferris, our President and sole director.  On November 12, 2012, Fairhills transferred all rights and obligations under the Note to Deer Valley.

In March 2013, the Company paid $25,000 to Fairhills Capital Offshore Ltd. to pay down the outstanding balance on its loan (see Note 12 - Subsequent Events).